Other Income and Expenses - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Research and development costs	¥ 12,598,000	¥ 10,258,000	¥ 10,642,000
Forfeited contributions available to reduce its contributions to the pension scheme	¥ 0	¥ 0	¥ 0